Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 44,267	$ 35,721
Marketable securities	16,662
Trade and other receivables	88,399	99,854
Inventories	57,517	32,437
Prepaid expenses and deposits	14,055	5,656
Total current assets	220,900	173,668
Marketable securities	5,800
Trade and other receivables	36,249	30,556
Mineral properties, plant and equipment	160,558	144,733
Goodwill	15,466	15,466
Deferred income tax asset	6,798	9,602
Total assets	445,771	374,025
Current
Trade payables and accrued liabilities	47,402	38,781
Consideration payable		10,000
Loans payable	50,642	16,432
Current income taxes payable	49,470	45,450
Other liabilities	8,876	16,070
Decommissioning and restoration provision	822	639
Total current liabilities	157,212	127,372
Trade payables and accrued liabilities	7,167	8,608
Consideration payable	20,243	34,783
Loans payable	1,344	3,137
Other liabilities	20,541	22,508
Decommissioning and restoration provision	35,194	25,037
Deferred income tax liability	25,012	21,233
Total liabilities	266,713	242,678
SHAREHOLDERS’ EQUITY
Share capital	146,166	139,080
Equity reserves	6,677	8,274
Retained earnings (deficit)	26,215	(16,007)
Total shareholders’ equity	179,058	131,347
Total liabilities and shareholders’ equity	$ 445,771	$ 374,025